Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities [Abstract]
Year 1	$ 1,459	$ 1,534
Year 2	1,403	1,534
Year 3	1,035	1,267
Year 4	1,035	1,111
Year 5	1,035	1,111
Year 6 and thereafter	1,624	2,297
Total undiscounted operating lease commitments	7,591	8,854
Less: Discount adjustment	(1,081)	(1,347)
Total operating lease liabilities	6,510	7,507
Less: current portion	(1,157)	(1,178)
Operating lease liabilities, non-current portion	$ 5,353	$ 6,329